10. Commitments and Contingencies (June 2019 Note) (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Repayment of loans payable	$ 2,464	$ 3,984	$ 96,801	$ 7,041
Royalty payments			380,011
Rent expense	369,947	27,442	238,238	40,930
Operating lease liability	178,818
Right to use asset	154,347
Asset Purchase Agreement [Member]
Other debt	200,000
Vegas 4672 Warehouse [Member]
Payment on lease liability	14,930
Operating lease liability	98,420
Right to use asset	98,420
Non-cash lease expense	16,403
Vegas 4606 Warehouse [Member]
Payment on lease liability	17,152
Non-cash lease expense	15,500
Royalty Network [Member]
Interest expense	7,018	14,597	14,781	21,028
Repayment of loans payable	2,464	$ 3,984	96,801	$ 7,041
Loan payable	286,338		$ 481,785
Photo File License Agreements [Member]
Payment of royalty fees	45,000
Royalty payments	$ 580,746